Income tax benefit/(expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Unused tax losses
Potential tax benefit at local tax rates	$ 134,682	$ 125,728
Other temporary differences
Potential tax benefit at local tax rates	13,797	12,318
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
Deferred tax assets not brought to account	$ 151,699	$ 141,266